Pledged Assets (Narrative) (Details)	Dec. 31, 2017 USD ($)
Pledged Assets [Abstract]
Loans pledged as collateral	$ 224,561,000
Securities pledged as collateral	0
Maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB")	$ 163,181,000